Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Individually significant subsidiaries

of UBS Group AG as of 31 December 2021
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland CHF 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel and Poland.
Individually significant subsidiaries

of UBS AG as of 31 December 2021
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 4,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect subsidiaries of UBS AG.

2 Consists of common share capital of USD
1,000

and non-voting preferred share capital of USD
4,150,000,000
.

3 Consists of common share capital of USD
100,000

and non-voting preferred share capital of USD
1,283,000,000 .

UBS AG Subsidiaries
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries of UBS AG as of 31

December 2021
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 254.0 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 133.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 4,154.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.

UBS AG
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Individually significant subsidiaries

of UBS AG as of 31 December 2021
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 4,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect subsidiaries of UBS AG.

2 Consists of common share capital of USD
1,000

and non-voting preferred share capital of USD
4,150,000,000
.

3 Consists of common share capital of USD
100,000

and non-voting preferred share capital of USD
1,283,000,000 .

UBS AG | UBS AG Subsidiaries
Entity [Table]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries of UBS AG as of 31

December 2021
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 254.0 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 133.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 4,154.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.